Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 USD ($) Segment
Summary Of Significant Accounting Policy [Line Items]
Number of operating segment | Segment	1
Accounting Standards Update 2015-03 [Member] | Convertible Notes [Member]
Summary Of Significant Accounting Policy [Line Items]
Effect of adoption of new ASU | $	$ (75,561)
Furniture and Equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, plant and equipment, estimated useful life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, plant and equipment, estimated useful life	7 years